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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2004 through March 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                     MID CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     3/31/05

                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
-------------------------------------------------------

 Letter to Shareowners                               1
 Portfolio Summary                                   2
 Prices and Distributions                            3
 Performance Update                                  4
 Comparing Ongoing Fund Expenses                     8
 Portfolio Management Discussion                    10
 Schedule of Investments                            14
 Financial Statements                               20
 Notes to Financial Statements                      27
 Trustees, Officers and Service Providers           34
 Factors Considered by the Independent Trustees
 in Approving the Management Contract               35
 Programs and Services for Pioneer Shareholders     41
 Retirement Plans from Pioneer                      43

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/05
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
U.S. stocks moved higher for much of the first quarter, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from that point on, soaring oil prices and the steady ratcheting up of interest rates overwhelmed sentiment and caused stocks to retrace their gains. The Dow Industrials and the S&P 500 each lost about two-and-a-half percent for the period, while the tech-heavy NASDAQ composite fell over eight percent.

With investors less welcoming of risk, large-capitalization stocks, viewed as more stable, held up better than small- and mid-sized issues. And value stocks were more resilient than growth stocks across all capitalization ranges.

Determined to prevent damaging inflation, the Federal Reserve Board has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk averse; high-yield and other corporate sectors retrenched after a run of stellar performance, while Treasuries and mortgage-backed securities showed small declines. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a comfortable pace. And although oil prices and interest rates remain real concerns, Pioneer's global investment experts continue to find what we believe are attractive stocks and bonds for our domestic and international funds.

Expanding your opportunities

The quarter was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve that important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
PORTFOLIO SUMMARY 3/31/05

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         93.0%
Temporary Cash Investments                                                  5.4%
Depositary Receipts for International Stocks                                1.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     32.7%
Health Care                                                                22.3%
Consumer Discretionary                                                     18.2%
Industrials                                                                12.7%
Financials                                                                  6.3%
Consumer Staples                                                            3.8%
Materials                                                                   2.2%
Energy                                                                      1.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

--------------------------------------------------------------------------------
1.  Sandisk Corp.                3.12%    6.  Biomet, Inc.                 2.33%
--------------------------------------------------------------------------------
2.  IVAX Corp.                   3.07     7.  Veritas Software Corp.       2.28
--------------------------------------------------------------------------------
3.  Avaya, Inc.                  3.04     8.  Wendy's International, Inc.  2.12
--------------------------------------------------------------------------------
4.  Macrovision Corp.            2.96     9.  ITT Industries, Inc.         2.08
--------------------------------------------------------------------------------
5.  American Standard Co., Inc.  2.41    10.  Ask Jeeves, Inc.             2.06
--------------------------------------------------------------------------------

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

        3/31/05   9/30/04
 Class  -------   -------
    A    $14.74    $13.69
    B    $12.82    $11.99
    C    $13.26    $12.39
    Y    $14.75    $14.72

Distributions Per Share - 10/1/04 - 3/31/05
--------------------------------------------------------------------------------

             Net
         Investment     Short-Term      Long-Term
           Income     Capital Gains   Capital Gains
 Class   ----------   -------------   -------------
    A       $   -        $   -           $   -
    B       $   -        $   -           $   -
    C       $   -        $   -           $   -
    Y       $   -        $   -           $   -

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

------------------------------------------

Average Annual Total Returns
(as of March 31, 2005)

             Net Asset    Public Offering
Period         Value        Price (POP)
 10 Years       5.44%          4.82%
 5 Years       -5.81          -6.91
 1 Year         0.61          -5.15

------------------------------------------


     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer       Russell
                  Mid Cap       Midcap
                Growth Fund   Growth Index
3/31/1995          $9,427       $10,000
                  $10,994       $12,870
3/31/1997         $10,770       $13,686
                  $15,399       $19,481
3/31/1999         $14,009       $21,215
                  $21,592       $37,594
3/31/2001         $14,523       $20,521
                  $15,305       $21,484
3/31/2003         $11,025       $15,876
                  $15,913       $23,757
3/31/2005         $16,011       $25,731

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

---------------------------------

Average Annual Total Returns
(as of March 31, 2005)

                If          If
Period         Held      Redeemed
10 Years       3.47%       3.47%
5 Years       -7.03       -7.03
1 Year        -0.70       -4.67

---------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer       Russell
                  Mid Cap       Midcap
                Growth Fund   Growth Index
2/29/1996         $10,000       $10,000
                  $10,254       $10,079
3/31/1997          $9,956       $10,719
                  $14,043       $15,257
3/31/1999         $12,641       $16,615
                  $19,282       $29,443
3/31/2001         $12,811       $16,071
                  $13,322       $16,826
3/31/2003          $9,466       $12,433
                  $13,490       $18,606
3/31/2005         $13,396       $20,151

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

----------------------------------------

Average Annual Total Returns
(As of March 31, 2005)

                      If           If
Period               Held       Redeemed
Life-of-Class
(2/1/96)             3.66%        3.66%
5 Years             -7.06        -7.06
1 Year              -0.60        -0.60

----------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer       Russell
                  Mid Cap       Midcap
                Growth Fund   Growth Index
2/29/1996         $10,000       $10,000
                  $10,254       $10,079
3/31/1997          $9,982       $10,719
                  $14,240       $15,257
3/31/1999         $12,848       $16,615
                  $19,632       $29,443
3/31/2001         $13,059       $16,071
                  $13,531       $16,826
3/31/2003          $9,609       $12,433
                  $13,696       $18,606
3/31/2005         $13,613       $20,151

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

----------------------------------

Average Annual Total Returns
(As of March 31, 2005)

                If          If
Period         Held      Redeemed
10 Years       5.45%       5.45%
5 Years       -5.79       -5.79
1 Year         0.68        0.68

----------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer       Russell
                  Mid Cap       Midcap
                Growth Fund   Growth Index
3/31/1995         $10,000       $10,000
                  $11,662       $12,870
3/31/1997         $11,425       $13,686
                  $16,334       $19,481
3/31/1999         $14,861       $21,215
                  $22,904       $37,594
3/31/2001         $15,405       $20,521
                  $16,235       $21,484
3/31/2003         $11,695       $15,876
                  $16,880       $23,757
3/31/2005         $16,995       $25,731

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund Based on actual returns from October 1, 2004 through March 31, 2005

Actual Share Class                A           B           C           Y
--------------------------------------------------------------------------
Beginning Account Value      $1,000.00   $1,000.00   $1,000.00   $1,000.00
On 10/1/04
(2/1/05 for Class Y)

Ending Account Value         $1,076.70   $1,069.20   $1,070.20   $1,011.70
On 3/31/05

Expenses Paid                $    4.76   $   11.45   $   10.79   $    0.86
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 2.22%, 2.09% and 0.53%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), 59/365 for Class Y.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2004 through March 31, 2005



Hypothetical Share Class             A           B           C           Y
-----------------------------------------------------------------------------
Beginning Account Value         $1,000.00   $1,000.00   $1,000.00   $1,000.00
On 10/1/04
(2/1/05 for Class Y)
Ending Account Value            $1,020.34   $1,013.86   $1,014.51   $1,025.07
On 3/31/05
Expenses Paid During Period*    $    4.63   $   11.15   $   10.50   $    0.86

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 2.22%, 2.09% and 0.53%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period), 59/365 for Class Y.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05
--------------------------------------------------------------------------------

Midcap growth stocks, as measured by the Fund's benchmark, the Russell Midcap Growth Index, outperformed large-cap growth issues, represented by the Russell 1000 Growth Index, over the past six months. In the pages that follow, co-managers Christopher M. Galizio and Stephen A. Balter describe the market background as well as the steps they have taken since assuming responsibility for the Fund in October of last year.

Q.  Please describe market conditions and how they affected midcap stocks.

A. The market rose in the fourth quarter of last year, responding to continuing economic expansion and growing corporate profits. But stocks have since encountered powerful headwinds in the form of record oil prices and several interest rate hikes. Midcap companies generally weathered the lackluster first quarter successfully. Midcap securities tend to be more narrowly focused, while larger companies often experience more direct impact from top-down economic forces, such as energy costs and interest rates.

Q.  How did the Fund perform against that background?

A. Pioneer Mid Cap Growth Fund's Class A shares had a total return of 7.67%, at net asset value, for the six months ended March 31, 2005. The Russell Midcap Growth Index, the Fund's benchmark, had a return of 10.48% for the same period. During the period, the average return of the 541 funds in Lipper's Mid Cap Growth category was 9.81%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.  What strategies did you pursue, and how did they affect results?

A. Our bottom-up stock selection process determines which sectors receive greater or lesser representation in the portfolio. We seek to purchase companies that are expanding their cash flow at an above-average rate, provided they are available at lower valuations

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    than their peers. Several stocks that were in the Fund at the onset of the period did not meet those criteria and have been sold.

    Much of the Fund's sub-par performance relative to the benchmark came last fall, the result of industry weightings as well as stock choices. An example is semiconductor manufacturer Lexar, which underperformed dramatically early in the period and has since been eliminated along with other chip makers. The Fund was heavily overweighted in materials, and we have reduced exposure as valuations became excessive, a decision that has favored performance over this short time period. The portfolio was also underweighted in some better-performing areas, including consumer discretionary, health care and industrial issues. Following a period of restructuring, the Fund has been tracking its benchmark more closely in recent weeks.

    The shift in process that we have implemented led us to additional opportunities in technology, and the portfolio is now overweighted in that sector. We are also finding attractive potential among healthcare stocks; the Fund has swung from under- to overweight, relative to its benchmark, in that market segment.

Q.  What are some examples of stocks that meet your selection criteria?

A. Recent acquisitions include: Endo Pharmaceutical, which has promising products under development; Avaya, a voice-over-internet (VOIP) phone company that may benefit if more businesses adopt this new telephone mode; and Veritas, whose proposed takeover by Symantec will create the world's fourth largest software company.

Q.  Which of your decisions aided or hurt results?


A. Our valuation-oriented process sometimes leads us to sectors early in their growth cycles, and so stock selection has been the Fund's primary driver recently. For example, increased exposure to technology hurt results as the sector lagged. But solid gains in two tech holdings partially offset that shortfall. Take Two Interactive extended its streak of best-selling video game offerings with new versions of its Grand Theft Auto series. Sungard Data, a major provider of software to the financial services industry, was the object of a buyout by a leveraged buyout firm, one that uses a

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                              (continued)
--------------------------------------------------------------------------------

    company's assets as the primary source of capital in a takeover. The absence of Apple Computer, which weighs heavily in the benchmark, hurt results in technology.

    Among consumer discretionary issues, both our heavy focus and individual selections helped lift performance. Teen retailers American Eagle, Aeropostale and Pacific Sunwear were standouts, as teenagers scooped up multiple pairs of high-priced jeans to be worn on a variety of occasions. American Eagle is also capitalizing on underutilized space by offering footwear.

    On the negative side of technology, shares of slot machine maker International Game Technology slumped under intense competition and delays in regulatory approvals. On-line broker E-Trade fell as larger competitors cut trading fees; shares now appear undervalued, and we are retaining our position. The same is true of John Deere, whose shares have declined more than farm industry conditions appear to warrant.

    We added to the Fund's position in drug manufacturer IVAX when valuations reached levels that seemed to ignore the company's strong current pipeline as well as a promising new asthma formulation. Since then, the company's optimistic earnings forecasts have sparked a recovery in the shares.

    The Fund's worst performer was Doral Financial, a mortgage lender in Puerto Rico. Doral stunned investors when it reported losses on certain mortgage transactions and when questions were raised on the way it valued some assets while interest rates were rising. We think the market has overreacted to these disclosures, but we are concerned about management's lack of candor.

Q.  What is your outlook for the economy and for midcap stocks?

A. After a period of superior performance, midcap growth issues may more closely mirror results in the overall market in the months ahead. Investors still appear biased in favor of value stocks, and so the switch to growth is not yet at hand. In the meantime, we are finding good growth prospects in energy, basic materials and industrials, areas not generally viewed as growth sectors.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    We think the U.S. economy will grow at a moderate pace this year, perhaps on the order of 3-3.5%. That kind of measured expansion represents a potentially favorable environment for the kinds of growth companies we have been finding and adding to the portfolio.

Investing in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)
--------------------------------------------------------------------------------

Shares                                                           Value
              COMMON STOCKS - 99.9%
              Energy - 1.8%
              Integrated Oil & Gas - 1.8%
 136,500      Occidental Petroleum Corp.                         $  9,714,705
                                                                 ------------
              Total Energy                                       $  9,714,705
                                                                 ------------
              Materials - 2.2%
              Diversified Metals & Mining - 2.2%
 202,300      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  8,013,103
  87,200      Peabody Energy Corp.                                  4,042,592
                                                                 ------------
                                                                 $ 12,055,695
                                                                 ------------
              Total Materials                                    $ 12,055,695
                                                                 ------------
              Capital Goods - 8.5%
              Aerospace & Defense - 1.5%
 121,200      L-3 Communications Holdings, Inc.                  $  8,607,624
                                                                 ------------
              Industrial Conglomerates - 4.5%
 287,800      American Standard Co., Inc.                        $ 13,376,944
 127,700      ITT Industries, Inc.                                 11,523,648
                                                                 ------------
                                                                 $ 24,900,592
                                                                 ------------
              Industrial Machinery - 2.5%
 131,200      Deere & Co.                                        $  8,807,456
 126,900      Dover Corp.                                           4,795,551
                                                                 ------------
                                                                 $ 13,603,007
                                                                 ------------
              Total Capital Goods                                $ 47,111,223
                                                                 ------------
              Commercial Services & Supplies - 4.2%
              Diversified Commercial Services - 3.2%
 159,700      The Dun & Bradstreet Corp.*                        $  9,813,565
 161,100      H & R Block, Inc.                                     8,148,438
                                                                 ------------
                                                                 $ 17,962,003
                                                                 ------------
              Employment Services - 1.0%
 166,400      Career Education Corp.*                            $  5,700,864
                                                                 ------------
              Total Commercial Services & Supplies               $ 23,662,867
                                                                 ------------
              Consumer Durables & Apparel - 5.0%
              Apparel, Accessories & Luxury Goods - 3.4%
 271,800      American Eagle Outfitters, Inc.                    $  8,031,690
 431,800      TJX Co., Inc.                                        10,635,234
                                                                 ------------
                                                                 $ 18,666,924
                                                                 ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                 Value
              Footwear - 1.6%
 129,600      The Timberland Co.*                      $  9,192,528
                                                       ------------
              Total Consumer Durables & Apparel        $ 27,859,452
                                                       ------------
              Hotels, Restaurants & Leisure - 4.6%
              Casinos & Gaming - 1.5%
 318,200      International Game Technology            $  8,483,212
                                                       ------------
              Restaurants - 3.1%
 227,100      Ruby Tuesday, Inc.                       $  5,516,259
 300,900      Wendy's International, Inc.                11,747,136
                                                       ------------
                                                       $ 17,263,395
                                                       ------------
              Total Hotels, Restaurants & Leisure      $ 25,746,607
                                                       ------------
              Media - 2.2%
              Advertising - 2.2%
 100,400      Getty Images, Inc.*                      $  7,139,444
  56,800      Omnicom Group                               5,027,936
                                                       ------------
                                                       $ 12,167,380
                                                       ------------
              Total Media                              $ 12,167,380
                                                       ------------
              Retailing - 6.3%
              Apparel Retail - 3.0%
 174,500      Aeropostale, Inc.*                       $  5,714,875
 135,700      Liz Claiborne, Inc.                         5,445,641
 207,600      Pacific Sunwear of California, Inc.*        5,808,648
                                                       ------------
                                                       $ 16,969,164
                                                       ------------
              General Merchandise Stores - 1.7%
 357,500      Fossil, Inc.*                            $  9,268,188
                                                       ------------
              Specialty Stores - 1.6%
 378,700      Claire's Stores, Inc.                    $  8,725,248
                                                       ------------
              Total Retailing                          $ 34,962,600
                                                       ------------
              Food, Beverage & Tobacco - 2.7%
              Soft Drinks - 2.7%
 229,100      Cott Corp.*                              $  5,551,093
 180,000      Fomento Economico Mexicano SA de CV         9,639,000
                                                       ------------
                                                       $ 15,190,093
                                                       ------------
              Total Food, Beverage & Tobacco           $ 15,190,093
                                                       ------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
              Household & Personal Products - 1.0%
              Household Products - 1.0%
 127,500      Estee Lauder Co.                                    $  5,734,950
                                                                  ------------
              Total Household & Personal Products                 $  5,734,950
                                                                  ------------
              Health Care Equipment & Services - 13.3%
              Health Care Distributors - 1.6%
 266,000      Par Pharmaceutical Co., Inc.*                       $  8,895,040
                                                                  ------------
              Health Care Equipment - 4.0%
 356,700      Biomet, Inc.                                        $ 12,948,210
 159,100      Respironics, Inc.*                                     9,270,757
                                                                  ------------
                                                                  $ 22,218,967
                                                                  ------------
              Health Care Facilities - 1.5%
 190,900      DaVita, Inc.*                                       $  7,989,165
                                                                  ------------
              Health Care Services - 2.7%
 354,900      IMS Health, Inc.                                    $  8,656,011
  61,000      Quest Diagnostics, Inc.                                6,412,930
                                                                  ------------
                                                                  $ 15,068,941
                                                                  ------------
              Health Care Supplies - 1.9%
 149,400      Charles River Laboratories International, Inc.*     $  7,027,776
  79,200      Smith & Nephew Plc (A.D.R.) (b)                        3,723,984
                                                                  ------------
                                                                  $ 10,751,760
                                                                  ------------
              Managed Health Care - 1.6%
 132,300      Coventry Health Care, Inc.*                         $  9,014,922
                                                                  ------------
              Total Health Care Equipment & Services              $ 73,938,795
                                                                  ------------
              Pharmaceuticals & Biotechnology - 9.0%
              Biotechnology - 4.2%
 180,200      Biogen Idec, Inc.*                                  $  6,218,702
 288,500      Connetics Corp.* (b)                                   7,296,165
 389,300      Cubist Pharmaceuticals, Inc.*                          4,134,366
 161,400      Gilead Sciences, Inc.*                                 5,778,120
                                                                  ------------
                                                                  $ 23,427,353
                                                                  ------------
              Pharmaceuticals - 4.8%
 416,600      Endo Pharmaceuticals Holdings, Inc.*                $  9,394,330
 860,037      IVAX Corp.*                                           17,002,931
                                                                  ------------
                                                                  $ 26,397,261
                                                                  ------------
              Total Pharmaceuticals & Biotechnology               $ 49,824,614
                                                                  ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
              Banks - 1.7%
              Diversified Banks - 0.7%
 175,100      Doral Financial Corp.                           $  3,832,939
                                                              ------------
              Thrifts & Mortgage Finance - 1.0%
 264,100      Sovereign Bancorp, Inc.                         $  5,852,456
                                                              ------------
              Total Banks                                     $  9,685,395
                                                              ------------
              Diversified Financials - 2.0%
              Consumer Finance - 1.1%
 339,700      Providian Financial Corp.*                      $  5,829,252
                                                              ------------
              Investment Banking & Brokerage - 0.9%
 423,900      E*TRADE Group, Inc.*                            $  5,086,800
                                                              ------------
              Total Diversified Financials                    $ 10,916,052
                                                              ------------
              Insurance - 2.6%
              Property & Casualty Insurance - 2.6%
 171,200      Axis Capital Holdings, Ltd.                     $  4,629,248
  82,600      Montpelier RE Holdings, Ltd.                       2,903,390
 178,000      The PMI Group, Inc.                                6,765,780
                                                              ------------
                                                              $ 14,298,418
                                                              ------------
              Total Insurance                                 $ 14,298,418
                                                              ------------
              Software & Services - 16.6%
              Application Software - 7.7%
 505,700      eResearch Technology, Inc.*                     $  5,957,146
 720,000      Macrovision Corp.*                                16,408,800
 361,800      Symantec Corp.*                                    7,717,194
 544,350      Veritas Software Corp.*                           12,639,807
                                                              ------------
                                                              $ 42,722,947
                                                              ------------
              Data Processing & Outsourced Services - 3.1%
 212,100      Hewitt Associates, Inc.* (b)                    $  5,641,860
 327,800      SunGard Data Systems, Inc.*                       11,309,100
                                                              ------------
                                                              $ 16,950,960
                                                              ------------
              Home Entertainment Software - 1.4%
 196,832      Take-Two Interactive Software, Inc.* (b)        $  7,696,131
                                                              ------------
              Internet Software & Services - 3.5%
 406,800      Ask Jeeves, Inc.* (b)                           $ 11,422,944
 381,400      WebEx Communications, Inc.* (b)                    8,234,426
                                                              ------------
                                                              $ 19,657,370
                                                              ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
              IT Consulting & Other Services - 0.9%
  127,500     Anteon International Corp.*                  $  4,963,575
                                                           ------------
              Total Software & Services                    $ 91,990,983
                                                           ------------
              Technology Hardware & Equipment - 12.4%
              Communications Equipment - 4.7%
1,445,900     Avaya, Inc.*                                 $ 16,888,112
  244,200     Plantronics, Inc.                               9,299,136
                                                           ------------
                                                           $ 26,187,248
                                                           ------------
              Computer Hardware - 1.3%
  133,000     Diebold, Inc.                                $  7,295,050
                                                           ------------
              Computer Storage & Peripherals - 5.7%
  114,900     Lexmark International Group, Inc.*           $  9,188,553
   87,700     Logitech International SA (A.D.R.)*             5,339,176
  621,600     Sandisk Corp.*                                 17,280,480
                                                           ------------
                                                           $ 31,808,209
                                                           ------------
              Electronic Equipment & Instruments - 0.7%
  101,200     Waters Corp.*                                $  3,621,948
                                                           ------------
              Total Technology Hardware & Equipment        $ 68,912,455
                                                           ------------
              Semiconductors - 3.8%
              Semiconductors - 3.8%
  259,300     ATI Technologies, Inc.*                      $  4,475,518
  294,800     Linear Technology Corp.                        11,293,788
  196,600     Microchip Technology                            5,113,566
                                                           ------------
                                                           $ 20,882,872
                                                           ------------
              Total Semiconductors                         $ 20,882,872
                                                           ------------
              TOTAL COMMON STOCKS
              (Cost $513,130,372)                          $554,655,156
                                                           ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
                TEMPORARY CASH INVESTMENTS - 5.7%
                Security Lending Collateral - 5.75%
 31,379,184     Securities Lending Investment Fund, 2.74%     $ 31,379,184
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $31,379,184)                            $ 31,379,184
                                                              ------------
                TOTAL INVESTMENTS IN SECURITIES - 105.6%
                (Cost $544,509,556) (a)                       $586,034,340
                                                              ------------
                OTHER ASSETS AND LIABILITIES - (5.6)%         $(31,109,539)
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $554,924,801
                                                              ============

(A.D.R.) American Depositary Receipt
       * Non-Income producing security

     (a) At March 31, 2005, the net unrealized gain on investments based on costfor federal income tax purposes of $546,681,039 was as follows:

         Aggregate gross unrealized gain for all investments in which there
         is an excess of value over tax cost                                                 $58,645,854

         Aggregate gross unrealized loss for all investments in which there
         is an excess of tax cost over value                                                 (19,292,553)
                                                                                             -----------
         Net unrealized gain                                                                 $39,353,301
                                                                                             ===========
     (b) At March 31, 2005, the following securities were out on loan:

  Shares     Security                                Market Value
 183,600     Ask Jeeves, Inc.*                        $ 5,155,488
 274,047     Connetics Corp.*                           6,930,649
 157,000     Hewitt Associates, Inc.*                   4,176,200
 106,780     Smith & Nephew Plc (A.D.R.)                5,020,796
 186,000     Take-Two Interactive Software, Inc.*       7,272,600
  65,110     WebEx Communications, Inc.*                1,405,725
                                                      -----------
             Total                                    $29,961,457
                                                      ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2005 aggregated $515,488,596 and $544,234,318, respectively.

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
  loaned of $29,961,457) (cost $544,509,556)                  $586,034,340
  Cash                                                           1,855,079
  Receivables -
   Investment securities sold                                    1,562,696
   Fund shares sold                                                 90,621
   Dividends, interest and foreign taxes withheld                  231,211
  Other                                                             23,644
                                                              ------------
     Total assets                                             $589,797,591
                                                              ------------
LIABILITIES:
  Payables -
   Investment securities purchased                            $  2,349,119
   Fund shares repurchased                                         539,861
   Upon return of securities loaned                             31,379,184
  Due to affiliates                                                556,936
  Accrued expenses                                                  47,690
                                                              ------------
     Total liabilities                                        $ 34,872,790
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $526,738,395
  Accumulated net investment loss                                 (319,536)
  Accumulated net realized loss on investments                 (13,018,842)
  Net unrealized gain on investments                            41,524,784
                                                              ------------
     Total net assets                                         $554,924,801
                                                              ============
NET ASSET VALUE PER SHARE:
  (No par value, unlimited number of shares authorized)
  Class A (based on $515,330,400/34,957,333 shares)           $      14.74
                                                              ============
  Class B (based on $27,702,158/2,161,021 shares)             $      12.82
                                                              ============
  Class C (based on $11,882,126/895,858 shares)               $      13.26
                                                              ============
  Class Y (based on $10,117/686 shares)                       $      14.75
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($14.74 [divided by] 94.25%)                        $      15.64
                                                              ============

20  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8,682)         $2,481,040
  Interest                                                        45,170
  Income from securities loaned, net                              17,261
                                                              ----------
     Total investment income                                                  $ 2,543,471
                                                                              -----------
EXPENSES:
  Management fees
   Basic Fee                                                  $1,772,611
   Performance Adjustment                                       (546,005)
  Transfer agent fees and expenses
   Class A                                                       532,104
   Class B                                                       105,716
   Class C                                                        37,839
  Distribution fees
   Class A                                                       578,204
   Class B                                                       145,046
   Class C                                                        62,917
  Administrative reimbursements                                   60,817
  Custodian fees                                                  10,832
  Registration fees                                               42,604
  Professional fees                                               25,190
  Printing expense                                                22,341
  Fees and expenses of nonaffiliated trustees                      7,314
  Miscellaneous                                                   12,934
                                                              ----------
     Total expenses                                                           $ 2,870,464
     Less fees paid indirectly                                                     (7,457)
                                                                              -----------
     Net expenses                                                             $ 2,863,007
                                                                              -----------
       Net investment loss                                                    $  (319,536)
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                            $79,522,148
  Change in net unrealized gain on investments                                (37,508,638)
                                                                              -----------
     Net gain on investments                                                  $42,013,510
                                                                              -----------
     Net increase in net assets resulting from operations                     $41,693,974
                                                                              ===========

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05 and the Year Ended 9/30/04, respectively

                                                             Six Months
                                                                Ended
                                                               3/31/05        Year Ended
                                                             (unaudited)        9/30/04
FROM OPERATIONS:
Net investment loss                                        $    (319,536)   $   (3,301,176)
Net realized gain on investments                              79,522,148        64,684,826
Change in net unrealized gain on investments                 (37,508,638)      (16,245,791)
                                                           -------------    --------------
   Net increase in net assets resulting from operations    $  41,693,974    $   45,137,859
                                                           -------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  14,393,965    $   49,529,921
Cost of shares repurchased                                   (59,748,934)     (107,897,229)
                                                           -------------    --------------
   Net decrease in net assets resulting from
     Fund share transactions                               $ (45,354,969)   $  (58,367,308)
                                                           -------------    --------------
   Net decrease in net assets                              $  (3,660,995)   $  (13,229,449)
                                                           -------------    --------------
NET ASSETS:
Beginning of period                                        $ 558,585,796    $  571,815,245
                                                           -------------    --------------
End of period (including net investment loss of
  ($319,536) and $0, respectively)                         $ 554,924,801    $  558,585,796
                                                           =============    ==============

                                '05 Shares     '05 Amount     '04 Shares        '04 Amount
                               (unaudited)     (unaudited)
CLASS A
Shares sold                       684,622     $  9,929,991     2,276,275     $ 31,970,813
Less shares repurchased        (3,474,639)     (50,373,749)   (5,718,483)     (79,526,709)
                               ----------     ------------    ----------     ------------
   Net decrease                (2,790,017)    $(40,443,758)   (3,442,208)    $(47,555,896)
                               ==========     ============    ==========     ============
CLASS B
Shares sold                       205,500     $  2,583,016       882,761     $ 10,847,251
Less shares repurchased          (484,754)      (6,116,151)   (1,235,544)     (15,123,819)
                               ----------     ------------    ----------     ------------
   Net decrease                  (279,254)    $ (3,533,135)     (352,783)    $ (4,276,568)
                               ==========     ============    ==========     ============
CLASS C
Shares sold                       143,392     $  1,870,958       528,037     $  6,711,857
Less shares repurchased          (248,329)      (3,259,034)   (1,092,632)     (13,246,701)
                               ----------     ------------    ----------     ------------
   Net decrease                  (104,937)    $ (1,388,076)     (564,595)    $ (6,534,844)
                               ==========     ============    ==========     ============
CLASS Y (a)
Shares sold                           686     $     10,000
Less shares repurchased                 -                -
                               ----------     ------------
   Net increase                       686     $     10,000
                               ==========     ============

(a) Class Y shares were first publicly offered on February 1, 2005.

  The accompanying notes are an integral part of these financial statements.  22

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended
                                                            3/31/05      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                   (unaudited)     9/30/04     9/30/03     9/30/02     9/30/01     9/30/00
Net asset value, beginning of period                      $   13.69       $ 12.68     $  9.65    $  11.61    $  23.15    $   18.08
                                                          ---------       -------     -------    --------    --------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                      $       -       $ (0.06)    $ (0.05)   $  (0.06)   $  (0.03)   $   (0.06)
 Net realized and unrealized gain (loss) on investments        1.05          1.07        3.08       (1.90)      (8.39)        8.22
                                                          ---------       -------     -------    --------    --------    ---------
  Net increase (decrease) from investment operations      $    1.05       $  1.01     $  3.03    $  (1.96)   $  (8.42)   $    8.16
Distributions to shareowners:
Net realized gain                                                 -             -           -           -       (3.12)       (3.09)
                                                          ---------       -------     -------    --------    --------    ---------
Net increase (decrease) in net asset value                $    1.05       $  1.01     $  3.03    $  (1.96)   $ (11.54)   $    5.07
                                                          ---------       -------     -------    --------    --------    ---------
Net asset value, end of period                            $   14.74       $ 13.69     $ 12.68    $   9.65    $  11.61    $   23.15
                                                          =========       =======     =======    ========    ========    =========
Total return*                                                  7.67%         7.97%      31.40%     (16.88)%    (40.26)%      49.93%
Ratio of net expenses to average net assets+                   0.92%**       0.90%       0.97%       0.94%       0.87%        0.86%
Ratio of net investment loss to average net assets+           (0.02)%**     (0.44)%     (0.46)%     (0.45)%     (0.23)%      (0.30)%
Portfolio turnover rate                                         183%**         98%         52%         48%         65%          81%
Net assets, end of period (in thousands)                  $ 515,330       $516,935    $522,269   $424,613    $569,070    $1,054,081
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.92%**       0.90%       0.96%       0.93%       0.85%        0.84%
 Net investment loss                                          (0.02)%**     (0.44)%     (0.45)%     (0.44)%     (0.21)%      (0.28)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             3/31/05      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                    (unaudited)      9/30/04     9/30/03     9/30/02     9/30/01    9/30/00
Net asset value, beginning of period                       $   11.99       $ 11.24     $  8.66    $   10.58    $  21.68    $ 17.24
                                                           ---------       -------     -------    ---------    --------    -------
Increase (decrease) from investment operations:
 Net investment loss                                       $   (0.09)      $ (0.24)    $ (0.16)   $   (0.25)   $  (0.22)   $ (0.26)
 Net realized and unrealized gain (loss) on investments         0.92          0.99        2.74        (1.67)      (7.76)      7.79
                                                           ---------       -------     -------    ---------    --------    -------
  Net increase (decrease) from investment operations       $    0.83       $  0.75     $  2.58    $   (1.92)   $  (7.98)   $  7.53
Distributions to shareowners:
 Net realized gain                                                 -             -           -            -       (3.12)     (3.09)
                                                           ---------       -------     -------    ---------    --------    -------
Net increase (decrease) in net asset value                 $    0.83       $  0.75     $  2.58    $   (1.92)   $ (11.10)   $  4.44
                                                           ---------       -------     -------    ---------    --------    -------
Net asset value, end of period                             $   12.82       $ 11.99     $ 11.24    $    8.66    $  10.58    $ 21.68
                                                           =========       =======     =======    =========    ========    =======
Total return*                                                   6.92%         6.67%      29.79%      (18.15)%    (41.08)%    48.51%
Ratio of net expenses to average net assets+                    2.22%**       2.17%       2.30%        2.31%       2.01%      1.85%
Ratio of net investment loss to average net assets+            (1.32)%**     (1.71)%     (1.79)%      (1.83)%     (1.35)%    (1.28)%
Portfolio turnover rate                                          183%**         98%         52%          48%         65%        81%
Net assets, end of period (in thousands)                   $  27,702       $29,247     $31,392    $  20,970    $ 30,143    $73,968
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.23%**       2.18%       2.29%        2.29%       1.99%      1.83%
 Net investment loss                                           (1.33)%**     (1.72)%     (1.78)%      (1.81)%     (1.33)%    (1.26)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.
   Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             3/31/05      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                    (unaudited)      9/30/04     9/30/03     9/30/02     9/30/01    9/30/00
Net asset value, beginning of period                       $   12.39       $ 11.60     $  8.96    $   10.96    $  22.32    $ 17.66
                                                           ---------       -------     -------    ---------    --------    -------
Increase (decrease) from investment operations:
 Net investment loss                                       $   (0.08)      $ (0.29)    $ (0.10)   $   (0.16)   $  (0.22)   $ (0.01)
 Net realized and unrealized gain (loss) on investments         0.95          1.08        2.74        (1.84)      (8.02)      7.76
                                                           ---------       -------     -------    ---------    --------    -------
  Net increase (decrease) from investment operations       $    0.87       $  0.79     $  2.64    $   (2.00)   $  (8.24)   $  7.75
Distributions to shareowners:
 Net realized gain                                                 -             -           -            -       (3.12)     (3.09)
                                                           ---------       -------     -------    ---------    --------    -------
Net increase (decrease) in net asset value                 $    0.87       $  0.79     $  2.64    $   (2.00)   $ (11.36)   $  4.66
                                                           ---------       -------     -------    ---------    --------    -------
Net asset value, end of period                             $   13.26       $ 12.39     $ 11.60    $    8.96    $  10.96    $ 22.32
                                                           =========       =======     =======    =========    ========    =======
Total return*                                                   7.02%         6.81%      29.46%      (18.25)%    (41.07)%    48.61%
Ratio of net expenses to average net assets+                    2.09%**       1.95%       2.26%        2.56%       2.18%      1.88%
Ratio of net investment loss to average net assets+            (1.20)%**     (1.48)%     (1.75)%      (2.08)%     (1.53)%    (1.32)%
Portfolio turnover rate                                          183%**         98%         52%          48%         65%        81%
Net assets, end of period (in thousands)                   $  11,882       $12,405     $18,155    $   7,762    $  5,641    $11,414
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.10%**       1.95%       2.25%        2.50%       2.13%      1.86%
 Net investment loss                                           (1.21)%**     (1.48)%     (1.74)%      (2.02)%     (1.48)%    (1.30)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           2/1/05 (a)
                                                               to
                                                             3/31/05
CLASS Y                                                    (unaudited)
Net asset value, beginning of period                        $ 14.72
                                                            -------
Increase from investment operations:
  Net investment gain                                       $  0.02
  Net realized and unrealized gain on investments              0.01
                                                            -------
    Net increase from investment operations                 $  0.03
                                                            -------
Net increase in net asset value                             $  0.03
                                                            -------
Net asset value, end of period                              $ 14.75
                                                            =======
Total return*                                                  1.17%
Ratio of net expenses to average net assets+                   0.53%**
Ratio of net investment income to average net assets+          0.75%**
Portfolio turnover rate                                         183%**
Net assets, end of period (in thousands)                    $    10
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 0.53%**
  Net investment income                                        0.75%**

(a) Class Y shares were first publicly offered on February 1, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on February 1, 2005. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investment.

C. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are received or paid by the Fund, depending

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

   At March 31, 2005, there were no open futures contracts.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions will be determined at the end of the current fiscal year. There were no distributions paid during the year ended September 30, 2004.

   The following shows the components of accumulated losses on a federal income tax basis at September 30, 2004.

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                   $          -
  Capital loss carryforward                                        (90,369,507)
  Unrealized appreciation                                           76,861,939
                                                                  ------------
   Total                                                          $(13,507,568)
                                                                  ============
--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

   At September 30, 2004, the Fund had a net capital loss carryforward of $90,369,507, which will expire in 2011, if not utilized.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $25,644 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2005.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment (limited to a maximum of -0.20% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor") applied to average assets during the current month. Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Standard & Poor's (S&P) MidCap 400 Index effective May 1, 2003; however the S&P MidCap 400 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended March 31, 2005, the aggregate performance adjustment resulted in a reduction to the basic fee of $546,005. For the six months ended March 31, 2005, the management fee was equivalent to a rate of 0.43% of average daily net assets.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2005, $256,130 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $155,068 in transfer agent fees payable to PIMSS at March 31, 2005.

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $145,738 in distribution fees payable to PFD at March 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2005, CDSCs in the amount of $37,839 were paid to PFD.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2005, the Fund's expenses were reduced by $7,457 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                                 (continued)
--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose, and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of two indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the third quintile of the peer group for the three years ended June 30, 2004, and was in the fourth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                                 (continued)
--------------------------------------------------------------------------------

   of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the performance fee structure aligned the interests of shareholders and the Investment Adviser. The Trustee noted that the Investment Adviser was waiving the floor on the management fee but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before giving effect to any expense limitation) for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (before giving effect to any expense limitation) was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of the break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                                 (continued)
--------------------------------------------------------------------------------

   reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares) Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------
                                                                     (continued)
--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual Employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10,500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
                                                                     (continued)
--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.